Basis for preparation, consolidation and accounting policies - Comparative information (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basis for preparation, consolidation and accounting policies
Reversal of SRF deferred tax liability			$ 5,400
Supplementary Retirement Fund contribution	$ 9,308	$ 7,861	7,467
Current portion of SRF contribution	$ 9,011	$ 7,893	$ 7,500